Schedule of Recognized Profit or Loss (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Interest expenses on lease liability	₪ 719	₪ 480	₪ 64
Variable lease payments not included in the measurement of the lease liability	988	2,574	546
Total	₪ 1,707	₪ 3,054	₪ 610